PROPERTY, PLANT AND EQUIPMENT (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	$ 69,333	$ 175,284
At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	3,336,223	3,285,926	$ 3,283,541
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(3,266,890)	(3,110,642)	$ (2,806,893)
Laboratory equipment
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	40,512	95,992
Laboratory equipment | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	1,451,389	1,451,389
Laboratory equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(1,410,877)	(1,355,397)
Computer equipment
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	28,397	46,342
Computer equipment | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	609,550	609,550
Computer equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(628,868)	(563,208)
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount		757
Office equipment | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	167,564	167,564
Office equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(167,564)	(166,807)
Equipment under hire purchase | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	594,626	594,626
Equipment under hire purchase | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(594,626)	(594,626)
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	424	32,193
Leasehold improvements | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	462,797	462,797
Leasehold improvements | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	$ (464,956)	$ (430,604)